February 6, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Metropolitan Series Fund. Inc. (the “Fund”) (File Nos. 002-80751 and 811-03618)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Fund pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 60 to the Fund’s Registration Statement under the Securities Act and Amendment No. 62 to the Fund’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 60/62”), including: (i) a Prospectus and Statement of Additional Information (“SAI”) relating to each of the thirty-four series of the Fund; and (ii) certain other information.

This Amendment No. 60/62 is being filed in connection with the Fund’s annual update. The Fund’s Prospectus has been amended to disclose, among other things, changes relating to new subadvisers to the Artio International Stock Portfolio and the Neuberger Berman Mid Cap Value Portfolio, and the Fund’s SAI has been amended to disclose, among other things, certain proposals that have been submitted to the Fund’s shareholders for approval.

The Fund is used as an underlying investment vehicle by a large number of variable annuity and variable life products offered by Metropolitan Life Insurance Company and its affiliates. These variable insurance products have an extensive customer base. Due to the large volume of prospectuses to be printed, we are filing our 485(a) amendment as early as possible so that we may review comments from the staff of the Securities and Exchange Commission’s Division of Investment Management (the “Staff”) in time to meet our prospectus print deadlines. To ensure that we have sufficient time to consider all comments of the Staff, we respectfully request that the Staff perform a review of this Amendment No. 60/62 and communicate any comments by March 6, 2012.

To help make this possible, we would be happy to send the examiner correspondence describing substantive changes that the Staff has not previously reviewed. At the same time, we could send the examiner courtesy copies of the Prospectus and SAI via e-mail.

Thank you in advance for your help in meeting our schedule. Any questions or comments with respect to this Amendment No. 60/62 may be directed to me at (617) 578-4036.

Very truly yours,

/s/ Michael P. Lawlor

Michael P. Lawlor

cc:	John M. Loder
Jeremy C. Smith